Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of Defined Contribution Plan Disclosures
The following table presents the Company’s matching contributions to the plan recorded in cost of services and selling, general and administrative expenses in the consolidated statements of operations for the periods indicated below (in thousands):

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Salaries and related costs	$4,102	$4,206	$4,965
Selling, general and administrative expenses	532	520	504

Total	$4,634	$4,726	$5,469